Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Short-Term Debt
Short-term debt consists of net current amounts due under long-term debt as follows:

(In $ millions)	June 30, 2026	December 31, 2025
2028 Notes	—	101.0
2030 Notes	—	42.6
2032 Notes	—	—
2034 Notes	—	—
Principal Outstanding	—	143.6
Deferred finance charges	—	(10.2)
Debt discount	—	(6.8)
Debt premium	—	2.7
Carrying Value Short-Term Debt	—	129.3

Schedule of Long-Term Debt
Long-term debt consists of the following:

(In $ millions)	June 30, 2026	December 31, 2025
2028 Notes	—	1,077.6
2030 Notes	—	749.4
2032 Notes	1,100.0	—
2034 Notes	935.0	—
Convertible Bonds due 2028	44.2	239.4
Convertible Notes	300.0	—
Seller’s Credit	150.0	—
Principal Outstanding	2,529.2	2,066.4
Deferred Finance Charges	(43.9)	(34.8)
Debt discount	—	(17.1)
Debt premium	—	6.5
Carrying Value Long-Term Debt	2,485.3	2,021.0

Schedule of Maturities of Debt	The scheduled maturities of our debt are as follows:

(In $ millions)	June 30, 2026
2026	—
2027	50.9
2028	146.0
2029	101.8
2030	101.8
2031	101.8
Thereafter	2,026.9
Total	2,529.2